Inventories - Detailed Information about Inventories (Detail) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventories Explanatory [Abstract]
Ore stockpile	$ 9,203	$ 8,592
Rough diamonds	48,036	70,190
Supplies inventory	33,267	32,990
Total	$ 90,506	$ 111,772